CONSOLIDATED BALANCE SHEET - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	€ 10,155	€ 8,254
Financial assets at fair value through profit or loss	8,251	6,301
Other current financial assets	1,504	4,308
Trade and other receivables	20,840	18,850
Inventories	7,709	6,072
Income tax receivables	317	195
Other current assets	12,821	13,634
Current assets	61,597	57,614
Non-current assets
Property, plant and equipment	56,332	56,299
Right-of-use assets	4,446	4,821
Intangible assets	5,525	4,799
Inventory - Compulsory stock	1,786	1,053
Equity-accounted investments	12,092	5,887
Other investments	1,202	1,294
Other non-current financial assets	1,967	1,885
Deferred tax assets	4,569	2,713
Income tax receivables	114	108
Other non-current assets	2,236	1,029
Non-current assets	90,269	79,888
Assets held for sale	264	263
TOTAL ASSETS	152,130	137,765
Current liabilities
Short-term debt	4,446	2,299
Current portion of long-term debt	3,097	1,781
Current portion of long-term lease liabilities	884	948
Trade and other payables	25,709	21,720
Income tax payables	2,108	648
Other current liabilities	12,473	15,756
Current liabilities	48,717	43,152
Non-current liabilities
Long-term debt	19,374	23,714
Long-term lease liabilities	4,067	4,389
Provisions	15,267	13,593
Provisions for employee benefits	786	819
Deferred tax liabilities	5,094	4,835
Income tax payables	253	374
Other non-current liabilities	3,234	2,246
Non-current liabilities	48,075	49,970
Liabilities directly associated with assets held for sale	108	124
TOTAL LIABILITIES	96,900	93,246
EQUITY
Share capital	4,005	4,005
Retained earnings	23,455	22,750
Cumulative currency translation differences	7,564	6,530
Other reserves and equity instruments	8,785	6,289
Treasury shares	(2,937)	(958)
Profit (loss)	13,887	5,821
Equity attributable to equity holders of Eni	54,759	44,437
Non-controlling interest	471	82
TOTAL EQUITY	55,230	44,519
TOTAL LIABILITIES AND EQUITY	152,130	137,765
Related parties
Current assets
Cash and cash equivalents	10	2
Other current financial assets	16	53
Trade and other receivables	2,427	1,301
Other current assets	341	492
Non-current assets
Other non-current financial assets	1,631	1,645
Other non-current assets	26	29
Current liabilities
Short-term debt	307	233
Current portion of long-term debt	36	21
Current portion of long-term lease liabilities	35	17
Trade and other payables	3,203	2,298
Other current liabilities	232	339
Non-current liabilities
Long-term debt	26	5
Long-term lease liabilities	28	1
Other non-current liabilities	€ 462	€ 415